UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Select Managers Small Cap Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
February 28, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.2%
Automobiles & Components - 2.4%
Cooper-Standard Holdings	12,132	[a]	1,478,163
Dana	51,450		1,367,026
Dorman Products	24,409	[a]	1,684,221
Fox Factory Holding	56,997	[a]	2,140,237
LCI Industries	69,348	[b]	7,579,736
Modine Manufacturing	42,121	[a]	968,783
Visteon	20,432	[a]	2,530,299
			17,748,465
Banks - 5.0%
Ameris Bancorp	36,083		1,917,811
BancFirst	13,366	[b]	711,740
Bank of N. T. Butterfield & Son	26,147		1,192,565
Bank of the Ozarks	133,323	[b]	6,651,484
BofI Holding	176,959	[a,b]	6,581,105
Boston Private Financial Holdings	56,726		828,200
Central Pacific Financial	29,443		820,576
Columbia Banking System	34,999		1,462,258
Eagle Bancorp	26,690	[a]	1,629,424
Essent Group	22,083	[a]	995,722
Heritage Financial	29,786		886,134
LendingTree	7,236	[a,b]	2,521,746
MGIC Investment	145,298	[a]	2,003,659
Pacific Premier Bancorp	52,780	[a]	2,219,399
Preferred Bank	15,586	[b]	971,475
Synovus Financial	49,165		2,423,834
Texas Capital Bancshares	27,551	[a]	2,485,100
Western Alliance Bancorp	23,724	[a]	1,386,905
			37,689,137
Capital Goods - 9.3%
AAON	42,533	[b]	1,563,088
Albany International, Cl. A	19,646	[b]	1,250,468
Altra Industrial Motion	41,553		1,803,400
American Woodmark	10,555	[a]	1,355,262
Applied Industrial Technologies	29,547		2,080,109
Astec Industries	24,037		1,415,779
Barnes Group	35,032		2,112,780
Beacon Roofing Supply	61,324	[a]	3,244,653
Builders FirstSource	53,664	[a]	1,029,276
BWX Technologies	16,171		1,018,126

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Capital Goods - 9.3% (continued)
Chart Industries	48,952	[a]	2,697,745
Cubic	40,267		2,472,394
Curtiss-Wright	8,093		1,092,393
Donaldson	54,579		2,590,319
Encore Wire	29,483	[b]	1,544,909
EnPro Industries	8,638		625,909
Esterline Technologies	10,878	[a]	803,884
GMS	49,610	[a]	1,535,926
H&E Equipment Services	20,504		772,796
JELD-WEN Holding	13,826	[a]	430,818
John Bean Technologies	7,905		875,479
Kadant	9,247	[b]	882,164
Kennametal	42,074		1,733,449
KLX	42,914	[a]	2,904,420
Kratos Defense & Security Solutions	110,779	[a]	1,334,887
Masonite International	45,598	[a]	2,783,758
MasTec	48,439	[a]	2,467,967
Mercury Systems	21,346	[a,b]	981,276
Meritor	40,442	[a]	990,829
Middleby	18,246	[a,b]	2,194,081
Milacron Holdings	52,992	[a]	1,135,619
MSC Industrial Direct, Cl. A	22,351		1,955,265
Proto Labs	19,300	[a]	2,102,735
Quanta Services	43,872	[a]	1,510,952
RBC Bearings	26,021	[a]	3,135,530
REV Group	26,331		710,937
Rush Enterprises, Cl. A	42,714	[a]	1,815,772
Simpson Manufacturing	19,260		1,065,463
SiteOne Landscape Supply	33,217	[a,b]	2,286,658
SPX FLOW	22,979	[a]	1,120,456
Trex	29,558	[a,b]	3,056,297
Woodward	14,106		999,128
			69,483,156
Commercial & Professional Services - 2.6%
CBIZ	76,909	[a]	1,388,207
Exponent	33,572		2,610,223
Franklin Covey	28,147	[a]	729,007
Healthcare Services Group	57,819	[b]	2,626,717
Insperity	39,242		2,562,503
On Assignment	37,968	[a]	2,911,766
SP Plus	30,531	[a]	1,099,116
Tetra Tech	109,334		5,351,899
			19,279,438

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Consumer Durables & Apparel - 2.6%
Acushnet Holdings	79,548	[b]	1,685,622
Callaway Golf	193,403	[b]	2,993,878
Century Communities	30,370	[a,b]	903,508
G-III Apparel Group	26,466	[a]	976,860
LGI Homes	26,031	[a]	1,473,094
Nautilus	71,138	[a]	842,985
Oxford Industries	27,300		2,181,816
Roku	18,983	[b]	773,937
Skechers USA, Cl. A	26,764	[a]	1,095,183
Steven Madden	30,940		1,358,266
TopBuild	32,010	[a]	2,229,176
Universal Electronics	22,104	[a]	1,094,148
Wolverine World Wide	55,874		1,635,991
			19,244,464
Consumer Services - 4.4%
BJ's Restaurants	8,283		360,311
Boyd Gaming	22,535	[b]	797,288
Bravo Brio Restaurant Group	31,533	[a]	105,636
Bright Horizons Family Solutions	34,079	[a]	3,256,930
Century Casinos	87,221	[a]	695,151
Cheesecake Factory	60,618	[b]	2,818,131
Chegg	57,335	[a]	1,141,540
Chuy's Holdings	16,746	[a]	452,142
Dave & Buster's Entertainment	109,078	[a]	4,883,422
Grand Canyon Education	33,137	[a]	3,252,397
Hilton Grand Vacations	31,734	[a]	1,369,639
Planet Fitness, Cl. A	60,964	[a]	2,254,449
Strayer Education	34,060		3,053,138
Texas Roadhouse	43,100		2,381,706
Vail Resorts	14,802	[b]	3,047,288
Weight Watchers International	13,758	[a]	930,316
Wendy's	83,762		1,336,004
Wingstop	24,536		1,111,726
			33,247,214
Diversified Financials - 2.2%
Associated Capital Group, Cl. A	12,716	[b]	438,702
FactSet Research Systems	7,988	[b]	1,623,002
FirstCash	27,660		2,038,542
GAMCO Investors, Cl. A	9,206		246,721
Green Dot, Cl. A	47,351	[a]	3,083,971
LPL Financial Holdings	19,090		1,226,914
MarketAxess Holdings	15,651		3,167,762
Moelis & Co., Cl. A	38,372		1,947,379
Virtu Financial, Cl. A	43,575	[b]	1,294,177

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Diversified Financials - 2.2% (continued)
WisdomTree Investments	134,202		1,289,681
			16,356,851
Energy - 1.1%
Callon Petroleum	123,178	[a]	1,301,991
Forum Energy Technologies	73,755	[a,b]	833,432
Green Plains	44,709	[b]	818,175
Matador Resources	97,796	[a,b]	2,822,393
ProPetro Holding	55,277	[b]	891,618
Solaris Oilfield Infrastructure, Cl. A	43,146		726,147
Wildhorse Resource Development	50,461	[a,b]	856,828
			8,250,584
Exchange-Traded Funds - 1.0%
iShares Russell 2000 ETF	48,215	[b]	7,249,125
Food & Staples Retailing - .0%
Natural Grocers by Vitamin Cottage	20,846	[a,b]	144,880
Food, Beverage & Tobacco - 1.4%
Farmer Brothers	26,774	[a,b]	835,349
Hain Celestial Group	89,504	[a]	3,112,949
J&J Snack Foods	16,567		2,225,445
MGP Ingredients	16,334		1,370,749
Nomad Foods	117,000	[a]	1,917,630
SunOpta	167,782	[a,b]	1,166,085
			10,628,207
Health Care Equipment & Services - 9.6%
Abaxis	15,804		1,053,653
ABIOMED	21,999	[a]	5,899,692
AMN Healthcare Services	37,404	[a]	2,081,533
AxoGen	32,049	[a,b]	935,831
Cantel Medical	36,573		4,253,806
CONMED	18,222		1,102,978
Cutera	21,315	[a]	960,241
Diplomat Pharmacy	71,586	[a]	1,491,852
Glaukos	24,589	[a]	769,636
Globus Medical, Cl. A	72,337	[a,b]	3,446,135
Haemonetics	15,584	[a]	1,104,906
HealthEquity	86,830	[a,b]	4,999,671
ICU Medical	5,121	[a]	1,184,231
Inogen	7,457	[a]	900,955
Insulet	25,239	[a,b]	1,895,197
iRhythm Technologies	16,343	[a]	1,015,717
K2M Group Holdings	39,102	[a]	809,802
LeMaitre Vascular	39,897		1,386,820
Magellan Health	10,333	[a]	1,042,600
Masimo	48,505	[a]	4,245,643

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Health Care Equipment & Services - 9.6% (continued)
Medidata Solutions	68,847	[a,b]	4,520,494
Merit Medical Systems	21,955	[a]	998,952
Neogen	48,980	[a]	2,854,065
Nevro	5,828	[a,b]	472,767
Novocure	47,650	[a,b]	979,208
Omnicell	46,263	[a]	2,019,380
PetIQ	50,780		1,112,082
Premier, Cl. A	87,787	[a]	2,910,139
Quidel	38,822	[a]	1,693,416
Tabula Rasa HealthCare	29,403	[a]	950,011
Tactile Systems Technology	59,680	[a,b]	1,931,245
Teladoc	54,778	[a,b]	2,196,598
Teleflex	16,457		4,111,452
Tivity Health	24,579	[a,b]	947,520
ViewRay	107,451	[a,b]	892,918
Vocera Communications	85,754	[a]	2,358,235
			71,529,381
Household & Personal Products - .3%
Inter Parfums	25,699	[b]	1,089,638
Medifast	17,908		1,142,351
			2,231,989
Insurance - .4%
AMERISAFE	15,476		866,656
Infinity Property & Casualty	10,719		1,264,306
Kinsale Captial Group	22,428	[b]	1,098,972
			3,229,934
Materials - 3.1%
Balchem	26,132		1,966,433
Berry Global Group	18,811	[a]	1,023,318
Carpenter Technology	26,487		1,349,248
Ferro	149,641	[a]	3,200,821
Huntsman	29,507		952,191
Ingevity	31,171	[a]	2,335,020
Kaiser Aluminum	12,609		1,265,565
KMG Chemicals	42,602		2,554,842
Koppers Holdings	43,219	[a]	1,746,048
Neeah Paper	18,127		1,389,435
Orion Engineered Carbons	33,162		913,613
Sensient Technologies	28,484	[b]	2,049,424
Summit Materials, Cl. A	68,550	[a,b]	2,168,236
			22,914,194
Media - .7%
New York Times, Cl. A	126,653	[b]	3,052,337
Scholastic	28,025		1,020,390

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Media - .7% (continued)
World Wrestling Entertainment, Cl. A	29,687		1,132,559
			5,205,286
Pharmaceuticals, Biotechnology & Life Sciences - 14.3%
Aclaris Therapeutics	26,911	[a]	536,605
Aerie Pharmaceuticals	36,334	[a,b]	1,858,484
Amicus Therapeutics	35,887	[a,b]	493,805
AnaptysBio	8,248	[a]	1,012,524
Arena Pharmaceuticals	14,010	[a]	543,168
Argenx, ADR	10,319		790,745
Array BioPharma	112,801	[a,b]	1,953,713
Avexis	16,699	[a]	2,066,167
Biohaven Pharmaceutical Holding	21,826	[b]	739,683
BioSpecifics Technologies	23,599	[a]	955,760
Bio-Techne	19,888		2,810,970
Bluebird Bio	12,908	[a,b]	2,594,508
Blueprint Medicines	20,508	[a,b]	1,775,172
Cambrex	61,962	[a]	3,218,926
Catalyst Pharmaceuticals	229,791	[a,b]	733,033
Clovis Oncology	20,302	[a,b]	1,178,937
Collegium Pharmaceutical	152,722	[a,b]	3,663,801
CymaBay Therapeutics	87,222	[a]	1,298,736
Dermira	34,833	[a,b]	895,556
Eagle Pharmaceuticals	10,799	[a,b]	606,256
Emergent BioSolutions	116,982	[a]	5,814,005
Esperion Therapeutics	31,780	[a]	2,555,430
Exact Sciences	40,887	[a,b]	1,823,969
Flexion Therapeutics	20,539	[a,b]	520,869
Global Blood Therapeutics	33,444	[a,b]	1,961,491
GlycoMimetics	51,898	[a,b]	1,194,173
GW Pharmaceuticals, ADR	4,779	[a]	543,086
Halozyme Therapeutics	68,244	[a]	1,341,677
Heron Therapeutics	44,563	[a]	906,857
Horizon Pharma	124,155	[a]	1,810,180
ImmunoGen	93,390	[a,b]	1,037,563
Immunomedics	61,135	[a,b]	1,033,793
Intersect ENT	28,211	[a]	1,039,575
Iovance Biotherapeutics	72,791	[a,b]	1,262,924
Keryx Biopharmaceuticals	249,825	[a,b]	1,146,697
Ligand Pharmaceuticals	80,064	[a,b]	12,160,921
Madrigal Pharmaceuticals	9,089	[a]	1,145,578
Medpace Holdings	23,995	[a,b]	769,040
MyoKardia	17,367	[a]	1,010,759
Nektar Therapeutics	116,733	[a]	10,104,408
NeoGenomics	138,536	[a,b]	1,163,702

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 14.3%
(continued)
Neurocrine Biosciences	15,436	[a]	1,303,261
Pacira Pharmaceuticals	47,610	[a,b]	1,490,193
Phibro Animal Health, Cl. A	15,723		604,549
Pieris Pharmaceuticals	115,759	[a]	986,267
Portola Pharmaceuticals	11,980	[a]	506,994
PRA Health Sciences	17,336	[a,b]	1,456,224
Progenics Pharmaceuticals	207,861	[a,b]	1,388,511
Puma Biotechnology	37,512	[a,b]	2,451,409
Repligen	29,715	[a,b]	1,018,927
Revance Therapeutics	27,417	[a,b]	848,556
Sage Therapeutics	17,599	[a,b]	2,839,775
Sangamo Therapeutics	52,667	[a]	1,261,375
Sarepta Therapeutics	20,087	[a,b]	1,260,861
Supernus Pharmaceuticals	193,852	[a]	7,540,843
Wave Life Science	20,409	[a]	1,039,839
Zogenix	20,949	[a,b]	888,238
			106,959,068
Real Estate - .4%
Marcus & Millichap	58,420	[a]	1,828,546
Terreno Realty	34,103	[c]	1,135,971
			2,964,517
Retailing - 4.7%
At Home Group	74,348	[a,b]	2,199,957
Boot Barn Holdings	62,729	[a,b]	1,105,285
Burlington Stores	26,332	[a]	3,229,356
Conn's	23,923	[a,b]	782,282
Five Below	15,091	[a]	1,008,833
Monro Muffler Brake	36,294	[b]	1,847,365
Nutrisystem	70,177	[b]	2,157,943
Ollie's Bargain Outlet Holdings	74,731	[a]	4,435,285
Overstock.com	10,237	[a,b]	618,315
Pool	62,438		8,618,317
Shutterfly	95,288	[a]	7,311,448
The Children's Place	12,409		1,765,801
			35,080,187
Semiconductors & Semiconductor Equipment - 4.3%
Ambarella	7,490	[a,b]	360,119
CEVA	104,690	[a]	3,847,357
Cypress Semiconductor	276,904		4,837,513
Entegris	92,829		3,081,923
Inphi	58,537	[a,b]	1,624,402
Integrated Device Technology	137,543	[a,b]	4,173,055
MACOM Technology Solutions Holdings	27,282	[a,b]	582,198

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Semiconductors & Semiconductor Equipment - 4.3%
(continued)
MaxLinear	22,032	[a,b]	500,787
MKS Instruments	22,305		2,483,662
Monolithic Power Systems	30,606		3,582,738
ON Semiconductor	92,270	[a]	2,207,098
Semtech	112,737	[a]	3,793,600
Silicon Laboratories	11,053	[a]	1,033,455
			32,107,907
Software & Services - 19.8%
2U	16,610	[a,b]	1,374,976
8x8	62,128	[a]	1,133,836
ACI Worldwide	74,272	[a]	1,756,533
Acxiom	83,487	[a]	2,285,039
Alarm.com Holdings	45,302	[a,b]	1,636,988
Alteryx, Cl. A	30,545	[b]	1,044,334
Aspen Technology	8,004	[a]	618,549
Blackbaud	35,417	[b]	3,630,951
BlackLine	52,372	[a,b]	2,304,368
Bottomline Technologies	54,656	[a]	2,075,835
Callidus Software	122,163	[a]	4,385,652
Carbonite	130,285	[a]	3,667,523
Cimpress	30,457	[a,b]	4,956,877
Coupa Software	37,699	[a,b]	1,681,375
Criteo, ADR	143,214	[a]	4,294,988
Descartes Systems Group	59,361	[a]	1,570,098
Ebix	23,198	[b]	1,947,472
Ellie Mae	15,853	[a,b]	1,405,686
Envestnet	63,233	[a,b]	3,484,138
Etsy	48,325	[a]	1,223,106
Everbridge	122,258	[a,b]	3,901,253
ExlService Holdings	36,187	[a]	2,063,383
Fair Isaac	24,316	[b]	4,132,261
Five9	162,737	[a,b]	4,940,695
Gartner	13,132	[a]	1,489,300
GrubHub	28,718	[a,b]	2,854,856
GTT Communications	27,335	[a,b]	1,410,486
HubSpot	33,046	[a,b]	3,669,758
Instructure	29,577	[a]	1,283,642
j2 Global	48,601	[b]	3,597,446
Limelight Networks	119,982	[a]	484,727
ManTech International, Cl. A	29,130		1,642,058
MAXIMUS	48,818		3,269,830
Mimecast	50,736	[a]	1,762,569
MINDBODY, Cl. A	97,447	[a]	3,473,986

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Software & Services - 19.8% (continued)
MiX Telematics, ADR	58,292		775,284
Model N	48,207	[a]	824,340
MongoDB	20,613		663,945
Monotype Imaging Holdings	21,603		520,632
MuleSoft, Cl. A	72,182		2,228,980
New Relic	31,435	[a]	2,256,404
Nutanix, Cl. A	24,245	[a,b]	883,730
Paycom Software	48,124	[a,b]	4,760,426
Pegasystems	2,414	[b]	140,012
Points International	53,023	[a]	552,500
Proofpoint	33,691	[a,b]	3,610,664
PROS Holdings	29,750	[a]	932,663
Q2 Holdings	12,730	[a]	579,852
QAD, Cl. A	14,525		653,625
Qualys	28,815	[a]	2,133,751
Quotient Technology	96,920	[a]	1,274,498
Rapid7	108,076	[a]	2,854,287
RealPage	17,077	[a,b]	892,273
RingCentral, Cl. A	21,403	[a,b]	1,340,898
SailPoint Technologies Holding	51,719		1,087,133
SendGrid	38,107		995,355
Shutterstock	73,852	[a]	3,711,063
Stamps.com	35,394	[a,b]	6,762,024
Talend, ADR	31,645	[a]	1,489,847
Trade Desk, Cl. A	32,063	[a,b]	1,803,864
Tyler Technologies	18,469	[a,b]	3,751,239
Ultimate Software Group	6,163	[a]	1,469,629
Varonis Systems	19,472	[a]	1,093,353
Virtusa	48,672	[a]	2,322,628
Wix.com	50,340	[a]	3,778,017
WNS Holdings, ADR	89,678	[a]	4,035,510
Zendesk	31,311	[a]	1,352,009
			147,985,009
Technology Hardware & Equipment - 3.0%
CalAmp	83,768	[a]	1,960,171
Cognex	24,175		1,298,439
Cray	62,732	[a,b]	1,367,558
ePlus	20,557	[a]	1,573,638
Extreme Networks	350,539	[a,b]	3,999,650
Infinera	115,407	[a]	1,148,300
Iteris	38,607	[a]	215,041
Ituran Location and Control	20,059		693,038
Littelfuse	4,806	[b]	997,245
National Instruments	22,815		1,153,526

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Technology Hardware & Equipment - 3.0% (continued)
Novanta	18,358	[a]	1,025,294
Pure Storage	57,824	[a,b]	1,253,046
RADCOM	40,461	[a,b]	797,082
Rogers	8,617	[a]	1,183,286
Silicom	10,688		677,619
Systemax	24,908	[b]	711,622
USA Technologies	112,244	[a]	914,789
Zebra Technologies, Cl. A	8,178	[a]	1,129,709
			22,099,053
Telecommunication Services - 1.2%
Boingo Wireless	262,706	[a,b]	6,953,828
ORBCOMM	177,301	[a,b]	1,843,930
			8,797,758
Transportation - 3.3%
Air Transport Services Group	70,366	[a]	1,862,588
Allegiant Travel	17,655	[b]	2,936,026
Echo Global Logistics	109,069	[a]	2,884,875
Genesee & Wyoming, Cl. A	22,462	[a]	1,561,783
Hub Group, Cl. A	27,659	[a]	1,207,315
Knight-Swift Transportation Holdings	79,580	[b]	3,832,573
Marten Transport	149,695		3,240,897
Old Dominion Freight Line	11,600		1,611,472
Saia	45,545	[a]	3,308,844
SkyWest	21,647		1,186,256
XPO Logistics	11,364	[a,b]	1,118,559
			24,751,188
Utilities - .1%
American States Water	20,472	[b]	1,087,473
Total Common Stocks (cost $545,094,179)			726,264,465

Investment of Cash Collateral for Securities Loaned - 8.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $61,520,240)	61,520,240 [d]	61,520,240
Total Investments (cost $606,614,419)	105.4%	787,784,705
Liabilities, Less Cash and Receivables	(5.4%)	(40,134,811)
Net Assets	100.0%	747,649,894

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At February 28, 2018, the value of the fund’s securities on loan was $159,165,491 and the value of the collateral held by the fund was $165,591,217, consisting of cash collateral of $61,520,240 and U.S. Government &
Agency securities valued at $104,070,977.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Growth Fund
February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

	Level 1	Level 2 - Other
	Unadjusted	Significant	Level 3 Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks†	687,321,545	-	-	687,321,545
Equity Securities - Foreign Common
Stocks†	31,693,795	-	-	31,693,795
Exchange-Traded Funds	7,249,125	-	-	7,249,125
Registered Investment Company	61,520,240	-	-	61,520,240

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2018, accumulated net unrealized appreciation on investments was $181,170,286, consisting of $199,652,968 gross unrealized appreciation and $18,482,682 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)